SHAREHOLDERS' DEFICIENCY (Summary of Option Activity For Employees And Directors) (Details) - Employees and Directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Options outstanding at beginning of year	146,606
Granted	14,517
Forfeited	(26,430)
Options outstanding at end of year	134,693	146,606
Options vested and expected to be vested	134,693
Options exercisable at end of year	82,722
Weighted average exercise price
Options outstanding at beginning of year	$ 3.38
Granted	5.46
Forfeited	5.46
Options outstanding at end of year	3.31	$ 3.38
Options vested and expected to be vested	3.20
Options exercisable at end of year	$ 1.95
Weighted average remaining contractual life
Options outstanding	8 years 11 months 27 days	8 years 11 months 1 day
Options vested and expected to be vested	7 years 10 months 28 days
Options exercisable at end of year	7 years 4 months 2 days